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VINCE NGUYEN vince.nguyen@dechert.com +1 212 698 3566 Direct

June 20, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (“Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 692

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 692 to the Registrant’s registration statement on Form N-lA (“Registration Statement”) under the 1933 Act and Amendment No. 695 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Shares of the Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Technology Opportunities ETF and Goldman Sachs Value Opportunities ETF, each a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-698-3566.

Sincerely,

/s/ Vince Nguyen

Vince Nguyen